Operating expenses	6 Months Ended
Jun. 30, 2020
Operating expenses
Operating expenses

4.        Operating expenses

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019
	£m	£m	£m
Administrative expenses
Salaries and social security costs	1,493	1,627	1,617
Pensions and other post-retirement benefit schemes (note 13)	272	280	252
Restructuring and other staff costs	129	250	225
	1,894	2,157	2,094
Premises and equipment	237	242	249
Other expenses:
IT, data processing and communications	474	535	503
UK bank levy	—	—	224
Operations, marketing and other	488	626	485
	962	1,161	1,212
	3,093	3,560	3,555
Depreciation and amortisation	1,398	1,302	1,358
Total operating expenses, excluding regulatory provisions	4,491	4,862	4,913
Regulatory provisions (note 14):
Payment protection insurance provision	—	650	1,800
Other regulatory provisions	177	143	302
	177	793	2,102
Total operating expenses	4,668	5,655	7,015